Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other operating expenses [Abstract]
Summary of other operating expenses
Other operating expenses
	2020	2019	2018
Regulatory costs	1,105	1,021	947
Audit and non-audit services	29	30	26
IT related expenses	812	759	779
Advertising and public relations	335	391	402
External advisory fees	418	416	358
Office expenses	320	325	564
Travel and accommodation expenses	68	140	179
Contributions and subscriptions	110	108	91
Postal charges	38	46	54
Depreciation of property and equipment[1]	578	551	312
Amortisation of intangible assets	251	237	209
Impairments and reversals of impairments of tangible and intangible assets	558	59	19
Addition to / (unused amounts reversed of) provision for reorganisations	149	6	4
Addition to / (unused amounts reversed of) other provisions	39	29	-13
Other	532	477	1,332
	5,341	4,598	5,262

1 Includes depreciation expenses of right-of-use assets as recognised under IFRS 16 in 2020 and 2019.

Summary of audit and non-audit services
Fees of Group’s auditors
	2020	2019	2018
Audit fees	25	21	19
Audit related fees	1	2	1
Total [1]	26	23	20
1 The Group’s auditors did not provide any non-audit services.
Summary of impairments and reversals of property and equipment and intangibles
Impairments and reversals of impairments of tangible and intangible assets

Impairments and reversals of impairments of tangible and intangible assets
	Impairment losses			Reversals of impairments			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Property and equipment	52	4	9	-9	-6	-17	43	-3	-8
Property development	2	1	15				2	1	15
Goodwill	310						310
Software and other intangible assets	202	61	12				202	61	12
	567	66	35	-9	-7	-17	558	59	19